Shareholder Report, Holdings (Details)	May 31, 2024
Easterly Income Opportunities Fund Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%
Easterly Income Opportunities Fund Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Easterly Income Opportunities Fund Class A | Non U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Easterly Income Opportunities Fund Class A | U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Easterly Income Opportunities Fund Class A | C M O [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Easterly Income Opportunities Fund Class A | Non Agency C M B S [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Easterly Income Opportunities Fund Class A | Institutional Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Easterly Income Opportunities Fund Class A | Specialty Finance [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Easterly Income Opportunities Fund Class A | Home Equity Line of Credit [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Easterly Income Opportunities Fund Class A | Banking [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Easterly Income Opportunities Fund Class A | Residential Mortgage [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Easterly Income Opportunities Fund Class A | Other A B S [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Easterly Income Opportunities Fund Class A | C L O [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Easterly Income Opportunities Fund Class A | C D O [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Easterly Income Opportunities Fund Class A | Agency C M B S [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Easterly Income Opportunities Fund Class A | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Easterly Income Opportunities Fund Class A | Agency Fixed Rate [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Easterly Income Opportunities Fund Class A | Student Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Easterly Income Opportunities Fund Class A | Other Industries [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Easterly Income Opportunities Fund Class A | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Easterly Income Opportunities Fund Class A | R B S S P Resecuritization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Easterly Income Opportunities Fund Class A | Morgan Stanley Bank Of America Merrill Lynch Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Easterly Income Opportunities Fund Class A | R M F Buyout Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Easterly Income Opportunities Fund Class A | Galleria C D O V Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Easterly Income Opportunities Fund Class A | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Easterly Income Opportunities Fund Class A | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Easterly Income Opportunities Fund Class A | Peaks C L O 2 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class A | F R E M F Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class A | Morgan Stanley Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class A | B W A Y Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%
Easterly Income Opportunities Fund Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Easterly Income Opportunities Fund Class C | Non U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Easterly Income Opportunities Fund Class C | U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Easterly Income Opportunities Fund Class C | C M O [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Easterly Income Opportunities Fund Class C | Non Agency C M B S [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Easterly Income Opportunities Fund Class C | Institutional Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Easterly Income Opportunities Fund Class C | Specialty Finance [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Easterly Income Opportunities Fund Class C | Home Equity Line of Credit [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Easterly Income Opportunities Fund Class C | Banking [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Easterly Income Opportunities Fund Class C | Residential Mortgage [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Easterly Income Opportunities Fund Class C | Other A B S [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Easterly Income Opportunities Fund Class C | C L O [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Easterly Income Opportunities Fund Class C | C D O [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Easterly Income Opportunities Fund Class C | Agency C M B S [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Easterly Income Opportunities Fund Class C | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Easterly Income Opportunities Fund Class C | Agency Fixed Rate [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Easterly Income Opportunities Fund Class C | Student Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Easterly Income Opportunities Fund Class C | Other Industries [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Easterly Income Opportunities Fund Class C | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Easterly Income Opportunities Fund Class C | R B S S P Resecuritization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Easterly Income Opportunities Fund Class C | Morgan Stanley Bank Of America Merrill Lynch Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Easterly Income Opportunities Fund Class C | R M F Buyout Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Easterly Income Opportunities Fund Class C | Galleria C D O V Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Easterly Income Opportunities Fund Class C | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Easterly Income Opportunities Fund Class C | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Easterly Income Opportunities Fund Class C | Peaks C L O 2 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class C | F R E M F Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class C | Morgan Stanley Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class C | B W A Y Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%
Easterly Income Opportunities Fund Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Easterly Income Opportunities Fund Class I | Non U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Easterly Income Opportunities Fund Class I | U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Easterly Income Opportunities Fund Class I | C M O [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Easterly Income Opportunities Fund Class I | Non Agency C M B S [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Easterly Income Opportunities Fund Class I | Institutional Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Easterly Income Opportunities Fund Class I | Specialty Finance [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Easterly Income Opportunities Fund Class I | Home Equity Line of Credit [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Easterly Income Opportunities Fund Class I | Banking [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Easterly Income Opportunities Fund Class I | Residential Mortgage [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Easterly Income Opportunities Fund Class I | Other A B S [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Easterly Income Opportunities Fund Class I | C L O [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Easterly Income Opportunities Fund Class I | C D O [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Easterly Income Opportunities Fund Class I | Agency C M B S [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Easterly Income Opportunities Fund Class I | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Easterly Income Opportunities Fund Class I | Agency Fixed Rate [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Easterly Income Opportunities Fund Class I | Student Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Easterly Income Opportunities Fund Class I | Other Industries [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Easterly Income Opportunities Fund Class I | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Easterly Income Opportunities Fund Class I | R B S S P Resecuritization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Easterly Income Opportunities Fund Class I | Morgan Stanley Bank Of America Merrill Lynch Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Easterly Income Opportunities Fund Class I | R M F Buyout Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Easterly Income Opportunities Fund Class I | Galleria C D O V Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Easterly Income Opportunities Fund Class I | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Easterly Income Opportunities Fund Class I | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Easterly Income Opportunities Fund Class I | Peaks C L O 2 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class I | F R E M F Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class I | Morgan Stanley Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class I | B W A Y Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%
Easterly Income Opportunities Fund Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Easterly Income Opportunities Fund Class R6 | Non U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Easterly Income Opportunities Fund Class R6 | U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Easterly Income Opportunities Fund Class R6 | C M O [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
Easterly Income Opportunities Fund Class R6 | Non Agency C M B S [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Easterly Income Opportunities Fund Class R6 | Institutional Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Easterly Income Opportunities Fund Class R6 | Specialty Finance [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Easterly Income Opportunities Fund Class R6 | Home Equity Line of Credit [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Easterly Income Opportunities Fund Class R6 | Banking [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Easterly Income Opportunities Fund Class R6 | Residential Mortgage [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Easterly Income Opportunities Fund Class R6 | Other A B S [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Easterly Income Opportunities Fund Class R6 | C L O [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Easterly Income Opportunities Fund Class R6 | C D O [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Easterly Income Opportunities Fund Class R6 | Agency C M B S [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Easterly Income Opportunities Fund Class R6 | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Easterly Income Opportunities Fund Class R6 | Agency Fixed Rate [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Easterly Income Opportunities Fund Class R6 | Student Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Easterly Income Opportunities Fund Class R6 | Other Industries [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Easterly Income Opportunities Fund Class R6 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Easterly Income Opportunities Fund Class R6 | R B S S P Resecuritization Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Easterly Income Opportunities Fund Class R6 | Morgan Stanley Bank Of America Merrill Lynch Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Easterly Income Opportunities Fund Class R6 | R M F Buyout Issuance Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Easterly Income Opportunities Fund Class R6 | Galleria C D O V Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Easterly Income Opportunities Fund Class R6 | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Easterly Income Opportunities Fund Class R6 | Fannie Mae Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Easterly Income Opportunities Fund Class R6 | Peaks C L O 2 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class R6 | F R E M F Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class R6 | Morgan Stanley Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Easterly Income Opportunities Fund Class R6 | B W A Y Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%